FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - NARRATIVE (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	$ 1,069.7	$ 1,025.6
Common stocks	55.0	48.6
Derivative assets	13.3	119.3
Separate Accounts assets	2,280.8	2,427.3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.9	30.4
Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	1,000.7
Estimate of Fair Value Measurement
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Common stocks	2.0
Derivative assets	12.4	88.9
Separate Accounts assets	1,850.0	2,014.0
Total Assets	1,864.4	2,102.9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Common stocks	0.0
Derivative assets	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets	0.0	0.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Common stocks	0.0
Derivative assets	12.4	88.9
Separate Accounts assets	0.0	0.0
Total Assets	12.4	88.9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Common stocks	2.0
Derivative assets	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets	2.0	0.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Common stocks	0.0
Derivative assets	0.0	0.0
Separate Accounts assets	1,850.0	2,014.0
Total Assets	1,850.0	2,014.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 1
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 2
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Level 3
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Estimate of Fair Value Measurement | Commercial mortgage-backed | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Common stocks	2.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 1
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 2
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 3
Assets, Fair Value Disclosure [Abstract]
Common stocks	2.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0
Estimate of Fair Value Measurement | Options
Assets, Fair Value Disclosure [Abstract]
Derivative assets	12.4	88.9
Estimate of Fair Value Measurement | Options | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative assets	0.0	0.0
Estimate of Fair Value Measurement | Options | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative assets	12.4	88.9
Estimate of Fair Value Measurement | Options | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative assets	0.0	0.0
Estimate of Fair Value Measurement | Options | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Derivative assets	$ 0.0	$ 0.0